Credit Facilities - Financial Covenants (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 CAD ($)
Disclosure of detailed information about borrowings [line items]
Senior Secured Debt, as defined	$ 345.9
Bank EBITDA, as defined	2,200.0
Financing and interest expenses, as defined	204.5
Principal amounts outstanding	$ 2,300.0
Position as at December 31, 2024
Disclosure of detailed information about borrowings [line items]
Senior Secured Debt to Bank EBITDA (Maximum Ratio)	0.2
Interest Coverage (Minimum Ratio)	10.7
Total Debt to Bank EBITDA (Maximum Ratio)	1.1
Covenant
Disclosure of detailed information about borrowings [line items]
Senior Secured Debt to Bank EBITDA (Maximum Ratio)	3.5
Interest Coverage (Minimum Ratio)	3.5
Total Debt to Bank EBITDA (Maximum Ratio)	4.0